Inventory (Tables)	12 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
Schedule of inventory	Inventory consists of the following:
	September 30, 2017	September 24, 2016
Component parts	$4,100	6,175
Finished goods	911	1,509
Total inventories	$5,011	7,684